Deutsche Large Cap Value Fund
Deutsche Large Cap Value Fund (formerly DWS Large Cap Value Fund)
Investment Objective
The fund seeks long-term capital appreciation,
with current income as a secondary objective
Fees and Expenses of the Fund

These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Deutsche funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 30) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).

SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees Deutsche Large Cap Value Fund (USD $)	Class A	Class B	Class C	Class R	INST Class	Class S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75%	none	none	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	4.00%	1.00%	none	none	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	20	20	20	none	none	20

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Deutsche Large Cap Value Fund	Class A	Class B	Class C	Class R	INST Class	Class S
Management fee	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Distribution/service (12b-1) fees	0.24%	0.99%	1.00%	0.50%	none	none
Other expenses	0.33%	0.34%	0.27%	0.38%	0.26%	0.24%
Total annual fund operating expenses	0.99%	1.75%	1.69%	1.30%	0.68%	0.66%

EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Deutsche Large Cap Value Fund (USD $)	Class A	Class B	Class C	Class R	INST Class	Class S
1 Year	670	578	272	132	69	67
3 Years	872	851	533	412	218	211
5 Years	1,091	1,149	918	713	379	368
10 Years	1,718	1,677	1,998	1,568	847	822

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Deutsche Large Cap Value Fund (USD $)	Class A	Class B	Class C	Class R	INST Class	Class S
1 Year	670	178	172	132	69	67
3 Years	872	551	533	412	218	211
5 Years	1,091	949	918	713	379	368
10 Years	1,718	1,677	1,998	1,568	847	822

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.
PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2014: 129%.

Principal Investment Strategy

Main Investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000® Value Index and that portfolio management believes are undervalued. These are typically companies that have been sound historically, but are temporarily out of favor with the market. While the market capitalization range of the Russell 1000® Value Index changes throughout the year, as of the most recent reconstitution date of the index (June 27, 2014), the market capitalization range of the Russell 1000® Value Index was between $934 million and $554.84 billion.

Although the fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector. The fund may invest up to 20% of net assets in foreign securities.

Management process. Portfolio management employs a "relative value process" that seeks to identify securities that have strong fundamentals but are at the lower end of their valuation range. Current valuations are compared to historical valuations to make these determinations.

Portfolio management seeks to achieve superior long-term risk-adjusted returns by:

  Exploiting market inefficiencies through a bottom-up, relative value, research-driven approach
  Identifying companies with leading market positions that are selling below long-term valuation levels
  Analyzing business models and financial metric inflection points, including company-specific catalysts
  Integrating risk management into the stock selection and portfolio construction processes

Typically, portfolio management expects to invest in 60-80 holdings, drawing on an analysis of economic outlooks for various sectors and industries.

Portfolio management will normally sell a stock when it believes the stock's reward to risk ratio has diminished, the stock's fundamental factors have changed, other investments offer better opportunities or in the course of adjusting the fund's emphasis on a given industry.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Active Trading. The fund may trade securities actively and this may lead to high portfolio turnover.

Main Risks

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price. To the extent the fund invests in a particular capitalization or sector, the fund's performance may be affected by the general performance of that particular capitalization or sector.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Value investing risk. As a category, value stocks may underperform growth stocks (and the stock market as a whole) over any period of time. In addition, value stocks selected for investment by portfolio management may not perform as anticipated.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund's performance.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Active trading risk. Active securities trading could raise transaction costs (thus lowering returns) and could mean increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.

Past Performance

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

For Class R shares, historical performance prior to class inception is based on the performance of the fund's original share class (Class A) adjusted to reflect the higher expenses of Class R.

CALENDAR YEAR TOTAL RETURNS (%) (Class A)
These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

	Returns	Period ending
Best Quarter	15.58%	June 30, 2009
Worst Quarter	-21.83%	December 31, 2008

Average Annual Total Returns (For periods ended 12/31/2014 expressed as a %)
After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Average Annual Total Returns Deutsche Large Cap Value Fund	Class Inception	1 Year	5 Years	10 Years
Class A before tax	Mar. 18, 1988	3.84%	10.32%	5.69%
Class A After tax on distributions		(3.25%)	8.33%	4.00%
Class A After tax on distributions and sale of fund shares		7.66%	8.28%	4.67%
Class B before tax	Sep. 11, 1995	6.84%	10.65%	5.46%
Class C before tax	Sep. 11, 1995	9.41%	10.87%	5.56%
Class R before tax	Mar. 01, 2011	9.84%	11.33%	6.04%
INST Class before tax	Jun. 01, 2000	10.56%	12.01%	6.71%
Class S before tax	Dec. 20, 2004	10.54%	12.01%	6.67%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)		13.45%	15.42%	7.30%